Risk Management and Hedging Activities - Schedule of Derivatives Accounted for as Cash Flow Hedges (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Rate Derivatives [Member] | Maximum [Member]
Derivative [Line Items]
Gain/Loss Reclassified From AOCI to Earnings-Discontinuance	$ 1
Commodity Derivatives [Member]
Derivative [Line Items]
Gain/Loss Reclassified From AOCI to Earnings-Discontinuance	$ 0	$ 0